Segment Reporting - Assets and Liabilities by Operating Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Non-current operating assets	€ 54,095		€ 55,623
Current operating assets	5,095		5,249
Total operating assets	59,190		60,872
Investments accounted for using the equity method	16		17
Discontinued operations /Non-current assets held for sale	0		0
Unallocated assets	6,413		7,894
Total Assets	65,619	€ 68,326	68,783
Total operating liabilities	12,596		11,716
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0		0
Unallocated liabilities	31,276		33,284
Equity	21,747	23,695	23,783	€ 23,553	€ 21,249
Total Equity and liabilities	65,619	€ 68,326	68,783
Operating segments [member] | Domestic [member]
Disclosure of operating segments [line items]
Non-current operating assets	48,056		48,850
Current operating assets	4,233		4,363
Total operating assets	52,289		53,213
Investments accounted for using the equity method	16		17
Discontinued operations /Non-current assets held for sale	0		0
Total operating liabilities	10,732		9,829
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0		0
Operating segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Non-current operating assets	6,037		6,769
Current operating assets	874		898
Total operating assets	6,911		7,667
Discontinued operations /Non-current assets held for sale	0		0
Total operating liabilities	1,885		1,855
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0		0
Operating segments [member] | Other operations [member]
Disclosure of operating segments [line items]
Non-current operating assets	3		3
Current operating assets	5		(2)
Total operating assets	8		1
Discontinued operations /Non-current assets held for sale	0		0
Total operating liabilities	48		58
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0		0
Adjustments and eliminations [member]
Disclosure of operating segments [line items]
Non-current operating assets	(1)		1
Current operating assets	(17)		(10)
Total operating assets	(18)		(9)
Discontinued operations /Non-current assets held for sale	0		0
Total operating liabilities	(69)		(26)
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	€ 0		€ 0